SUBSEQUENT EVENTS - Issuance of bonds (Details) - COP ($) $ in Millions	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued		$ 27,760,797	$ 21,918,268
Issued of Bonds | Fixed interest rate
Disclosure of non-adjusting events after reporting period [line items]
Amount demanded	$ 1,327,665
Bonds issued	600,000
Issued of Bonds | Fixed interest rate | Series E3 Bonds
Disclosure of non-adjusting events after reporting period [line items]
Amount demanded	420,430
Bonds issued	$ 210,000
Borrowing rate	3.40%
Borrowings term	3 years
Issued of Bonds | Fixed interest rate | Series A5 Bonds
Disclosure of non-adjusting events after reporting period [line items]
Amount demanded	$ 907,235
Bonds issued	$ 390,000
Borrowing rate	1.16%
Borrowings term	5 years